PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT.
PROPERTY, PLANT AND EQUIPMENT

7 PROPERTY, PLANT AND EQUIPMENT

Accounting policies

Property, plant and equipment

Items of property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is ultimately recognised in profit or loss. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Freehold land is not depreciated. The estimated useful lives of items of property, plant and equipment is 3–20 years and for buildings is 20–50 years.

Assets in course of construction are not depreciated until they are available for use.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Finance costs relating to the purchase or construction of property, plant and equipment and intangible assets that take longer than one year to complete are capitalised based on the Group weighted average borrowing costs. All other finance costs are expensed as incurred.

Impairment of assets

The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which it belongs.

An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessment of the time value of money and the risks specific to the asset.

		Land and buildings		Plant and equipment		Assets in
						course of
		Freehold	Leasehold	Instruments	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2016		154	58	1,042	1,003	156	2,413
Exchange adjustment		(6)	–	(22)	(46)	(5)	(79)
Acquisitions	21	–	–	2	–	–	2
Additions		1	1	166	72	80	320
Disposals	21	–	–	(76)	(39)	(3)	(118)
Transfers		16	60	4	33	(113)	–
At 31 December 2016		165	119	1,116	1,023	115	2,538
Exchange adjustment		6	1	63	33	3	106
Acquisitions	21	–	–	–	1	–	1
Additions		1	–	176	28	103	308
Disposals		–	(27)	(73)	(79)	(12)	(191)
Transfers		56	(20)	2	56	(115)	(21)
At 31 December 2017		228	73	1,284	1,062	94	2,741
Depreciation and impairment
At 1 January 2016		48	35	732	655	11	1,481
Exchange adjustment		(3)	–	(15)	(34)	–	(52)
Charge for the year		5	7	131	81	–	224
Disposals		–	–	(67)	(30)	–	(97)
At 31 December 2016		50	42	781	672	11	1,556
Exchange adjustment		3	–	45	24	–	72
Charge for the year		6	7	146	84	–	243
Disposals		–	(22)	(67)	(74)	(11)	(174)
Transfers		2	3	(1)	(9)	–	(5)
At 31 December 2017		61	30	904	697	–	1,692
Net book amounts
At 31 December 2017		167	43	380	365	94	1,049
At 31 December 2016		115	77	335	351	104	982

Land and buildings includes land with a cost of $21m (2016: $19m) that is not subject to depreciation. There were no assets held under finance leases at 31 December 2017 (2016: assets held under finance leases with a net book value of $5m were included within land and buildings).

Transfers from assets in course of construction includes $4m (2016: $nil) of software and $12m (2016: $nil) net book value of other non-current assets.

Group capital expenditure relating to property, plant and equipment contracted but not provided for amounted to $26m (2016: $55m).

The amount of borrowing costs capitalised in 2017 and 2016 was minimal.